CONSOLIDATED BALANCE SHEET DETAIL	12 Months Ended
Mar. 31, 2021
Consolidated Balance Sheet Detail
CONSOLIDATED BALANCE SHEET DETAIL

NOTE 2 – CONSOLIDATED BALANCE SHEET DETAIL

	March 31,
Property and equipment, net:	2021	2020
Leasehold improvements	$139,197	$139,197
Office equipment	56,476	49,724
Computer equipment and software	52,383	51,882
Machinery and equipment	202,993	112,198
	451,049	353,001
Less: accumulated depreciation and amortization	(152,091)	(51,693)
	$298,958	$301,308

	March 31,
Accrued expenses:	2021	2020
Accrued wages and bonus	$372,563	$198,160
Accrued placement fees	88,800	—
Accrued interest	27,538	—
Other	11,047	4,000
	$499,948	$202,160